Subsequent events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events

25	Subsequent events

A long term held-to-maturity debt security matured in April 2022. Because no payment was received and none is expected to be received, the Company recognized a full impairment of the financial instrument for $522,000 for the fiscal year ended March 31, 2022 (see Note 23).